Certain Transactions (Details) - Schedule of fair value of the consideration transferred to origin stockholders for the origin transaction $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Cash payments	$ 33,025
Issuance of ordinary shares to Origin stockholders	26,636
Contingent consideration at estimated fair value	37,400
Total consideration	97,061
Xaar 3D [Member]
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Cash payments	13,967
Contingent consideration at estimated fair value	15,314
Total consideration for 55% holding	29,281
Fair value of 45% holding	23,775
Total consideration	$ 53,056